Basis of preparation - Government grants (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Income from government grants	€ 2,634	€ 1,716	€ 1,665
Government grants	€ 220	€ 219